Subsequent events (Details) - Radius Inc. - USD ($) $ in Thousands		1 Months Ended
	Apr. 07, 2015	Apr. 30, 2015
Subsequent events
Payment of contingent consideration		$ 1,980
Subsequent event
Subsequent events
Payment of contingent consideration	$ 1,980